Note 6 - Fair Value Measurements and Financial Instruments (Details) - Liabilities Measured at Fair Value (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Inputs, Level 3 [Member] | Series 2023 PIK Note Derivative Liability [Member]
Financial instruments:
Derivative Liability	$ 478,149
Fair Value, Inputs, Level 3 [Member] | Series A PIK Note Derivative Liability [Member]
Financial instruments:
Derivative Liability	9,557,476
Warrant Derivative Liability [Member]
Financial instruments:
Derivative Liability		950,000
Series 2023 PIK Note Derivative Liability [Member]
Financial instruments:
Derivative Liability	478,149	2,250,000
Series A PIK Note Derivative Liability [Member]
Financial instruments:
Derivative Liability	$ 9,557,476